Related Party Transactions - Summary of Transactions with Unicom Group and its Subsidiaries (Detail) - China United Network Communications Group Company Limited and its subsidiaries [member] - CNY (¥)
¥ in Millions
				12 Months Ended
	Dec. 21, 2017	Aug. 24, 2017	Jul. 23, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan from Unicom Group		¥ 3,893	¥ 1,344	¥ 5,237	¥ 0	¥ 1,344
Repayment of unsecured entrusted loan to Unicom Group				3,893	1,344	0
Loan from related parties	¥ 435			435	0	0
Interest expenses on unsecured entrusted loan				70	33	26
Net deposits/(withdrawal) by Unicom Group and its subsidiaries with/from Finance Company				(112)	2,397	0
Interest expenses on the deposits in Finance Company				34	11	¥ 0
Amounts due to related party transactions				¥ 2,285	¥ 2,397
Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate				0.35%	0.46%
Top of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate				2.75%	1.50%